Related Party Transactions and Arrangements (Fees Paid in Connection With the Operations of the Company) (Details)			3 Months Ended		9 Months Ended
	Jul. 25, 2019 USD ($)	Feb. 17, 2017	Sep. 30, 2019 USD ($) $ / shares	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($) $ / shares shares	Sep. 30, 2018 USD ($)
Related Party Transaction [Line Items]
Term of agreement		10 years
Renewal period		10 years
Percent of board approval required for early termination		67.00%
Period to terminate early with board approval		45 days
Equity instruments, net of selling commissions (in usd per share) | $ / shares			$ 22.50		$ 22.50
Advisor
Related Party Transaction [Line Items]
Shares approved for issuance (in shares) | shares					359,250
Capped Reimbursement Amount
Related Party Transaction [Line Items]
Fixed component			$ 1,600,000		$ 5,100,000
American Realty Capital Healthcare Advisors, LLC | Advisor
Related Party Transaction [Line Items]
Assets under management threshold					$ 100,000,000.0
American Realty Capital Healthcare Advisors, LLC | Contract Purchase Price | Advisor
Related Party Transaction [Line Items]
Quarterly asset management earned by related party, percentage of benchmark			0.1875%		0.1875%
American Realty Capital Healthcare Advisors, LLC | Advance on Loan or Other Investment | Advisor
Related Party Transaction [Line Items]
Reimbursed fees to related party, percentage of benchmark			0.50%		0.50%
American Realty Capital Healthcare Advisors, LLC | Gross Revenue, Stand-alone Single-tenant Net Leased Properties | Advisor
Related Party Transaction [Line Items]
Property management fees			1.50%		1.50%
American Realty Capital Healthcare Advisors, LLC | Gross Revenue, Excluding Stand-alone Single-tenant Net Leased Properties | Advisor
Related Party Transaction [Line Items]
Property management fees			2.50%		2.50%
Maximum | American Realty Capital Healthcare Advisors, LLC | Gross Revenue, Managed Properties | Advisor
Related Party Transaction [Line Items]
Oversight fees earned by related party			1.00%		1.00%
American Realty Capital Healthcare Advisors, LLC
Related Party Transaction [Line Items]
Period to terminate early with board approval		60 days
Second Amended and Restated Advisory Agreement
Related Party Transaction [Line Items]
Period of notice of termination		365 days
Monthly Base Management Fee | American Realty Capital Healthcare Advisors, LLC
Related Party Transaction [Line Items]
Transaction amount					$ 1,625,000
Base management fee of net proceeds					1.25%
Quarterly Variable Management Fee, Benchmark One | American Realty Capital Healthcare Advisors, LLC
Related Party Transaction [Line Items]
Basis of core earnings, percent					15.00%
Basis of core earnings, share basis (in usd per share) | $ / shares					$ 0.375
Quarterly Variable Management Fee, Benchmark Two | American Realty Capital Healthcare Advisors, LLC
Related Party Transaction [Line Items]
Basis of core earnings, percent					10.00%
Basis of core earnings, share basis (in usd per share) | $ / shares					$ 0.47
Amended and Restated Property Management and Leasing Agreement
Related Party Transaction [Line Items]
Renewal period		1 year
Period of notice of termination		90 days
Amended and Restated Property Management and Leasing Agreement | Maximum
Related Party Transaction [Line Items]
Term of agreement		2 years
Amended and Restated Property Management and Leasing Agreement | Minimum
Related Party Transaction [Line Items]
Term of agreement		1 year
Reimbursements of Administrative Services | American Realty Capital Healthcare Advisors, LLC
Related Party Transaction [Line Items]
Transaction amount			$ 2,200,000	$ 2,000,000.0	$ 7,200,000	$ 5,900,000
Third Amended And Restated Advisory Agreement | American Realty Capital Healthcare Advisors, LLC | Advisor
Related Party Transaction [Line Items]
Contingent good faith negotiations of fixed component, term	12 months
Third Amended And Restated Advisory Agreement | American Realty Capital Healthcare Advisors, LLC | Advisor And Company
Related Party Transaction [Line Items]
Contingent good faith negotiations of fixed component, term	90 days
Third Amended And Restated Advisory Agreement | American Realty Capital Healthcare Advisors, LLC | Capped Reimbursement Amount
Related Party Transaction [Line Items]
Fixed component	$ 6,800,000
Third Amended And Restated Advisory Agreement | American Realty Capital Healthcare Advisors, LLC | Real Estate Cost
Related Party Transaction [Line Items]
Fee multiplier	4
Real estate cost percent multiplier	0.0029
Reduction of real estate cost percent	0.250
Third Amended And Restated Advisory Agreement | American Realty Capital Healthcare Advisors, LLC | Cost Of Living
Related Party Transaction [Line Items]
Cost of living percent multiplier	0.030
CPI benchmark	100.0